Borrowings	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Borrowings	Borrowings
Mortgage payable
Mortgage payable represents the mortgage on the Sovico property with Banca Intesa San Paolo and expires in July 2021. The original amount of the mortgage was €185 and is secured by the Sovico property and carries an interest rate of 5% per annum. The balance outstanding as at December 31, 2020 and December 31, 2019 was $15 and $36, respectively.
Credit Facility
On July 25, 2019, the Company secured a committed revolving term credit facility (the “Credit Facility”) from the Toronto-Dominion Bank. Upon the closing of initial public offering on October 8, 2019, the commitment was increased to $15,000. The amount available to be drawn under the Credit Facility from time to time is equal to the lesser of (i) the commitment and (ii) an amount equal to the trailing one-month consolidated recurring revenue of the Company (“MRR”) multiplied by six multiplied by the trailing twelve month gross retention rate percentage on MRR (which rate shall not exceed 100%), minus the amount of any statutory prior claims then in existence. The Credit Facility will mature on July 25, 2022 (the “Maturity Date”). The Maturity Date may be extended for an additional 364 days, at the discretion of the lender, upon the Company providing written notice to the lender requesting such an extension. Interest on the drawn facility is set at LIBOR plus 2.75%. The standby fee on the undrawn balance is 0.50%.
Upon closing of the Credit Facility, the Company immediately drew down $7,000 to repay the existing $7,000 of secured debentures previously issued to the shareholders of the Company. The Company incurred cash transaction costs of $142 which are being amortized as accretion expense over the term of the facility using the effective interest rate method.
On October 16, 2019, the Company repaid the full balance of the Credit Facility outstanding of $7,000 from net proceeds from IPO. As at December 31, 2020 and December 31, 2019 no balance has been drawn.
Convertible promissory notes
On May 24, 2017, the Company issued $2,000 convertible promissory notes to shareholders and directors of the Company with a maturity date of May 24, 2019. The convertible promissory notes bore an interest rate of 10% payable monthly and were convertible into common shares of the Company at an exercise price of US$2.50 per share.
The Company determined that the convertible promissory notes did not qualify as a compound instrument and therefore no equity component to the instrument. This was due to the fact that the conversion price was denominated in a currency that is not the functional currency of the Company, resulting in variability of the conversion price. Accordingly, the convertible promissory notes were classified and accounted for entirely as a financial liability, which the Company had elected under IFRS 9 to measure at fair value through profit or loss. The fair value of the convertible promissory notes were classified as Level 3 in the fair value hierarchy. On March 31, 2019, a loss on change in fair value of $472 was recorded. On May 24, 2019, the convertible promissory notes were converted into 800,000 common shares of the Company. Immediately prior to conversion, the fair value of the convertible promissory notes was $6,120 resulting in recognition of loss on change in fair value of $776.
Secured debentures
In February 2018, the Company issued secured debentures to the shareholders of the Company for total gross cash proceeds of $4,000. The Company incurred financing fees of $40 to the lenders. These secured debentures bore an interest rate of 10% per annum, payable monthly with maturity on January 31, 2020. The debentures were collateralized by all present and future assets of the Company.
In May 2019, the Company issued additional secured debentures to the same shareholders for total gross cash proceeds of $3,000 bearing interest rate of 10% per annum. As part of the additional secured debentures issued, the maturity date of all outstanding secured debentures was amended to December 31, 2020.
On July 26, 2019, these secured debentures were repaid in full.
Net finance expense
Net finance expense for the fiscal year ended December 31, 2020 and 2019 is comprised of:

	2020	2019
	$	$
Interest and accretion expense on secured debentures	—	313
Interest expense on convertible promissory notes	—	74
Interest on lease obligations	358	278

Interest on credit facility	76	88
Interest income	(317)	—
Bank fees and other	13	43
	130	796